LONG-TERM INCENTIVE COMPENSATION (Details 3) (USD $)	12 Months Ended
Dec. 28, 2013
Performance Units (PUs)
Number of awards
Number of units unvested, beginning balance	1,001,200
Number of units, granted at target	208,500
Number of units, Granted for above-target performance	57,500
Number of units, vested	(328,800)
Number of units, forfeited/cancelled	(143,200)
Number of units unvested, ending balance	795,200
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 35.20
Weighted-average grant-date fair value, granted at target	$ 52.93
Weighted-average grant-date fair value, Granted for above-target performance	$ 30.87
Weighted-average grant-date fair value, vested	$ 29.71
Weighted-average grant-date fair value, forfeited/Cancelled	$ 37.78
Weighted-average grant-date fair value unvested, ending balance	$ 41.32
Market-leveraged stock units (MSUs)
Number of awards
Number of units, granted at target	346,600
Number of units, forfeited/cancelled	(16,500)
Number of units unvested, ending balance	330,100
Weighted-average grant-date fair value
Weighted-average grant-date fair value, granted at target	$ 51.40
Weighted-average grant-date fair value, forfeited/Cancelled	$ 51.56
Weighted-average grant-date fair value unvested, ending balance	$ 51.40
Restricted Stock Units (RSUs)
Number of awards
Number of units unvested, beginning balance	1,352,200
Number of units, granted at target	59,900
Number of units, vested	(548,600)
Number of units, forfeited/cancelled	(182,500)
Number of units unvested, ending balance	681,000
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 29.68
Weighted-average grant-date fair value, granted at target	$ 38.72
Weighted-average grant-date fair value, vested	$ 29.06
Weighted-average grant-date fair value, forfeited/Cancelled	$ 29.77
Weighted-average grant-date fair value unvested, ending balance	$ 31.06